FIS Christian Stock Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	514	$278,794
Huntington Ingalls Industries, Inc.	1,954	868,592
		1,147,386

Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	11,762	56,669

Banks - 2.7%
Danske Bank AS - ADR	39,527	1,031,259
Sumitomo Mitsui Financial Group, Inc. - ADR	52,461	1,177,225
		2,208,484

Capital Markets - 3.3%
Interactive Brokers Group, Inc. - Class A	20,000	1,423,800
Intercontinental Exchange, Inc.	7,478	1,227,364
		2,651,164

Commercial Services & Supplies - 3.3%
GFL Environmental, Inc.	39,201	1,732,292
Republic Services, Inc.	4,218	965,922
		2,698,214

Construction & Engineering - 2.7%
Comfort Systems USA, Inc.	1,542	2,204,089

Construction Materials - 2.0%
Holcim AG (a)	88,500	1,621,320

Consumer Staples Distribution & Retail - 5.6%
Casey's General Stores, Inc.	4,780	3,277,120
Costco Wholesale Corp.	1,265	1,278,650
		4,555,770

Diversified Consumer Services - 1.0%
Grand Canyon Education, Inc. (a)	5,048	802,985

Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA - ADR	23,662	448,632

Electric Utilities - 2.1%
American Electric Power Co., Inc.	7,496	1,003,115
NextEra Energy, Inc.	7,210	676,081
		1,679,196

Energy Equipment & Services - 4.9%
SBM Offshore NV	68,917	2,651,030
Tenaris SA - ADR	24,403	1,327,523
		3,978,553

Financial Services - 1.0%
Equitable Holdings, Inc.	21,044	846,390

Food Products - 1.3%
Bunge Global SA	8,856	1,068,476

Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	8,365	732,690
Old Dominion Freight Line, Inc.	3,954	802,860
		1,535,550

Health Care Equipment & Supplies - 4.3%
Edwards Lifesciences Corp. (a)	7,887	681,989
Intuitive Surgical, Inc. (a)	4,097	2,062,880
Stryker Corp.	1,954	757,097
		3,501,966

Health Care Providers & Services - 2.9%
HCA Healthcare, Inc.	3,645	1,930,757
Quest Diagnostics, Inc.	2,056	435,687
		2,366,444

Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	1,728	695,537

Household Durables - 3.8%
Lennar Corp. - Class A	7,240	827,967
Toll Brothers, Inc.	14,685	2,309,069
		3,137,036

Insurance - 4.4%
Aflac, Inc.	9,126	1,030,599
AIA Group Ltd. - ADR	23,941	1,057,474
Everest Re Group Ltd.	2,204	739,420
Progressive Corp.	3,605	770,244
		3,597,737

IT Services - 0.8%
Cognizant Technology Solutions Corp. - Class A	10,084	649,712

Life Sciences Tools & Services - 0.9%
Danaher Corp.	3,421	720,600

Machinery - 5.5%
Caterpillar, Inc.	1,810	1,344,522
Deere & Co.	1,810	1,139,775
Oshkosh Corp.	4,732	804,535
Parker-Hannifin Corp.	1,215	1,226,154
		4,514,986

Media - 0.3%
Trade Desk, Inc. - Class A (a)	8,752	208,473

Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	14,430	982,394

Multi-Utilities - 2.0%
Engie SA - ADR	49,014	1,664,025

Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	6,537	741,688
EOG Resources, Inc.	5,027	623,750
		1,365,438

Pharmaceuticals - 0.8%
Zoetis, Inc.	5,033	659,826

Professional Services - 0.8%
FTI Consulting, Inc. (a)	3,732	613,616

Semiconductors & Semiconductor Equipment - 11.6%
Broadcom, Inc.	6,453	2,062,056
NVIDIA Corp.	25,854	4,581,070
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,479	2,801,484
		9,444,610

Software - 6.7%
Check Point Software Technologies Ltd. (a)	6,454	981,460
Datadog, Inc. - Class A (a)	5,524	618,467
Manhattan Associates, Inc. (a)	2,677	362,546
Palantir Technologies, Inc. - Class A (a)	1,335	183,149
Palo Alto Networks, Inc. (a)	12,512	1,863,287
ServiceNow, Inc. (a)	8,405	907,824
Trimble, Inc. (a)	8,380	560,370
		5,477,103

Specialty Retail - 2.5%
O'Reilly Automotive, Inc. (a)	11,511	1,080,653
Tractor Supply Co.	18,798	974,488
		2,055,141

Technology Hardware, Storage & Peripherals - 7.0%
FUJIFILM Holdings Corp. - ADR	75,456	774,179
NetApp, Inc.	8,132	805,312
Samsung Electronics Co. Ltd. - GDR	1,144	4,166,448
		5,745,939

Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA - ADR	2,570	619,370

Trading Companies & Distributors - 1.5%
United Rentals, Inc.	1,478	1,241,520

Wireless Telecommunication Services - 3.3%
Tele2 AB - Class B	39,435	833,928
TIM SA - ADR	67,538	1,855,944
		2,689,872
TOTAL COMMON STOCKS (Cost $57,042,376)		79,454,223

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Health Care REITs - 0.9%
Welltower, Inc.	3,605	746,668

Specialized REITs - 0.2%
Millrose Properties, Inc. – Class A	3,590	112,582
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $624,128)		859,250

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	1,142,385	1,142,385
TOTAL MONEY MARKET FUNDS (Cost $1,142,385)		1,142,385

TOTAL INVESTMENTS - 100.0% (Cost $58,808,889)		81,455,858
Other Assets in Excess of Liabilities - 0.0% (c)		40,724
TOTAL NET ASSETS - 100.0%		$81,496,582

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a) Non-income producing security.
(b) The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c) Represents less than 0.05% of net assets.

FIS Christian Stock Fund
Notes to Quarterly Schedule of Investments
February 28, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets Investments:
Common Stocks	$79,454,223	$–	$–	$79,454,223
Real Estate Investment Trusts	859,250	–	–	859,250
Money Market Funds	1,142,385	–	–	1,142,385
Total Investments	$81,455,858	$–	$–	$81,455,858

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of February 28, 2026
(% of Net Assets)
United States	$54,115,010	66.4%
South Korea	4,166,448	5.1
Taiwan	2,801,484	3.4
Switzerland	2,689,796	3.3
Netherlands	2,651,030	3.3
Canada	2,464,982	3.0
France	2,283,395	2.8
Japan	1,951,404	2.4
Brazil	1,855,944	2.3
Luxembourg	1,327,523	1.6
Hong Kong	1,057,474	1.3
Denmark	1,031,259	1.3
Israel	981,460	1.2
Sweden	833,928	1.0
Bermuda	739,420	0.9
Spain	448,632	0.6
Germany	56,669	0.1
Other Assets in Excess of Liabilities	40,724	0.0 (a)
	$81,496,582	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of February 28, 2026
(% of Net Assets)
Information Technology	$21,317,364	26.2%
Industrials	13,955,361	17.1
Financials	9,303,775	11.4
Consumer Discretionary	7,366,738	9.0
Health Care	7,248,836	8.9
Consumer Staples	5,624,246	6.9
Energy	5,343,991	6.6
Communication Services	3,346,977	4.1
Utilities	3,343,221	4.1
Materials	2,603,714	3.2
Real Estate	859,250	1.1
Money Market Funds	1,142,385	1.4
Other Assets in Excess of Liabilities	40,724	0.0 (a)
	$81,496,582	100.0%

(a)	Represents less than 0.05% of net assets.